Mid-Cap Growth Portfolio
Mid-Cap Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid-Cap Growth Portfolio		Class I	Class P
Management Fee		0.70%	0.70%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.96%	0.76%
Less Fee Waiver	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses	[3]	0.93%	0.73%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	PLFA has agreed to waive 0.025% of its management fee through April 30, 2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Trust, or (iii) if the sub-advisory agreement with Ivy Investment Management Company is terminated.
[3]	After Fee Waiver

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Mid-Cap Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	95	303	528	1,175
Class P	75	240	419	939

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption - Mid-Cap Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	95	303	528	1,175
Class P	75	240	419	939

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 42% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The sub-adviser generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of December 31, 2015, the market capitalization range for the Russell Midcap Growth Index was approximately $717 million to $30.4 billion. As of December 31, 2015, the weighted average market capitalization of the Fund was approximately $11.1 billion. The Fund invests primarily in “growth” stocks. The Fund’s holdings tend to be allocated across a spectrum of medium market capitalization growth companies comprised of three major categories: companies that possess innovative products or services that the sub-adviser believes have the potential to turn into solid growth companies over the longer term; companies that the sub-adviser believes are well-managed, have durable business models and are producing moderate and reliable earnings growth but that are not the fastest growth companies in the marketplace; and companies, in the sub-adviser’s view, whose future growth prospects are either distrusted or misunderstood, or whose growth has slowed from historical levels but still have the potential to deliver or reassert growth.

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have the potential for strong growth and increasing profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. The sub-adviser's investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of those opportunities that it believes are more attractive or to raise cash.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 26.26%; Q4 2008: (27.82%)
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Mid-Cap Growth Portfolio	1 year	5 years	10 years	Since Inception	Inception Date
Class I	(5.73%)	6.17%	7.08%		Jan. 02, 2001
Class P	(5.54%)			3.83%	May 02, 2011
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	(0.20%)	11.54%	8.16%